Group Balance Sheet - (Unaudited) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Non-current assets
Intangible assets	£ 124,087	£ 124,013	£ 120,006
Property, plant and equipment	5,683	5,166	4,849
Investments in associates and joint ventures	2,057	1,737	1,775
Retirement benefit assets	378	1,147	1,200
Deferred tax assets	507	344	423
Trade and other receivables	283	685	722
Investments held at fair value	20	39	50
Derivative financial instruments	681	556	539
Total non-current assets	133,696	133,687	129,564
Current assets
Inventories	6,709	6,029	6,339
Income tax receivable	94	74	49
Trade and other receivables	3,952	3,588	4,039
Investments held at fair value	167	178	188
Derivative financial instruments	177	179	193
Cash and cash equivalents	3,308	2,602	2,125
Total current assets other than non-current assets classified as held for sale	14,407	12,650	12,933
Assets classified as held-for-sale	9	5	4
Total current assets	14,416	12,655	12,937
Total assets	148,112	146,342	142,501
Equity – capital and reserves
Share capital	614	614	614
Share premium, capital redemption and merger reserves	26,607	26,606	26,605
Other reserves	(261)	(333)	(2,426)
Retained earnings	38,322	38,557	37,608
Owners of the parent	65,282	65,444	62,401
Non-controlling interests	254	244	218
Total equity	65,536	65,688	62,619
Non-current liabilities
Borrowings	41,581	43,284	43,225
Retirement benefit liabilities	1,717	1,665	1,489
Deferred tax liabilities	17,703	17,776	17,612
Other provisions for liabilities	344	331	347
Trade and other payables	1,047	1,055	1,059
Derivative financial instruments	391	214	100
Total non-current liabilities	62,783	64,325	63,832
Current liabilities
Borrowings	8,711	4,225	5,287
Income tax payable	792	853	739
Other provisions for liabilities	294	318	330
Trade and other payables	9,762	10,631	9,498
Derivative financial instruments	234	302	196
Total current liabilities	19,793	16,329	16,050
Total equity and liabilities	£ 148,112	£ 146,342	£ 142,501